Loans to Third Pairties, Net (Details)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 27, 2018 USD ($)	Sep. 27, 2018 CNY (¥)	Dec. 25, 2017 USD ($)	Dec. 25, 2017 CNY (¥)	Sep. 05, 2017 USD ($)	Sep. 05, 2017 CNY (¥)
Loans To Third Pairties Net Disclosure Abstract
Distance learning loaned	$ 27,729	¥ 200,000	$ 87,367	¥ 600,000	$ 88,760	¥ 600,000	$ 436,834	¥ 3,000,000
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%